Annual Total Returns (Vanguard Energy Index Fund - ETF Shares ETF) (Vanguard Energy Index Fund, Vanguard Energy Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Annual Total Return
2013	25.78%
2012	3.46%
2011	2.80%
2010	21.09%
2009	24.90%
2008	(39.31%)
2007	34.87%
2006	18.98%
2005	39.05%